Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 111,383
Balance at end of period	$ 116,114		$ 116,114
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,830.0	1,818.8	1,821.7	1,823.9
Balance at beginning of period	$ 25,094	$ 23,170	$ 24,363	$ 23,066
Proceeds from shares issued on exercise of stock options, Number of shares	0.7	0.1	1.1	1.3
Proceeds from shares issued on exercise of stock options, Amount	$ 45	$ 14	$ 71	$ 90
Shares issued as a result of dividend reinvestment plan, Number of shares	8.9	1.3	16.8	2.5
Shares issued as a result of dividend reinvestment plan	$ 713	$ 114	$ 1,418	$ 236
Purchase of shares for cancellation and other, Number of Shares	0.0	(13.5)	0.0	(21.0)
Purchase of shares for cancellation and other, Amount	$ 0	$ (171)	$ 0	$ (265)
Ending balance, Number of shares	1,839.6	1,806.7	1,839.6	1,806.7
Balance at end of period	$ 25,852	$ 23,127	$ 25,852	$ 23,127